Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

July 31, 2020 (Unaudited)

	Shares	Value
Common Stocks — 99.7%
Aerospace & Defense — 2.7%
HEICO Corp., Class A	5,752	$440,316
L3Harris Technologies, Inc.	2,818	474,354
		914,670
Air Freight & Logistics — 1.8%
Expeditors International of Washington, Inc.	7,374	623,177

Beverages — 1.7%
Brown-Forman Corp., Class B	8,462	586,755

Building Products — 3.6%
Lennox International, Inc.	2,064	553,441
Masco Corp.	11,655	666,200
		1,219,641
Capital Markets — 13.9%
Cboe Global Markets, Inc.	4,446	389,914
FactSet Research Systems, Inc.	2,181	755,280
MarketAxess Holdings, Inc.	1,532	791,584
Moody's Corp.	2,385	670,901
MSCI, Inc.	2,108	792,566
S&P Global, Inc.	2,082	729,221
T Rowe Price Group, Inc.	4,344	599,906
		4,729,372
Commercial Services & Supplies — 4.4%
Cintas Corp.	2,238	675,585
Rollins, Inc.	15,532	813,877
		1,489,462

Consumer Finance — 1.2%
American Express Co.	4,514	421,246

Electronic Equipment Instruments & Components — 3.0%
Amphenol Corp., Class A	5,194	549,318
CDW Corp.	3,969	461,396
		1,010,714
Entertainment — 2.4%
Activision Blizzard, Inc.	9,935	820,929

Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	1,853	603,207

Food Products — 1.6%
Hershey Co. (The)	3,648	530,456

Health Care Equipment & Supplies — 6.8%
Baxter International, Inc.	6,695	578,314
ResMed, Inc.	3,575	723,973
West Pharmaceutical Services, Inc.	3,818	1,026,546
		2,328,833
Health Care Providers & Services — 3.6%
Humana, Inc.	1,618	634,984
UnitedHealth Group, Inc.	1,907	577,402
		1,212,386
Hotels, Restaurants & Leisure — 2.1%
Domino’s Pizza, Inc.	1,871	723,347

Household Durables — 2.0%
DR Horton, Inc.	10,121	669,605

Industrial Conglomerates — 1.4%
Honeywell International, Inc.	3,268	488,141

IT Services — 6.8%
Amdocs Ltd.	7,888	489,845
Booz Allen Hamilton Holding Corp.	7,752	633,804
Mastercard, Inc., Class A	1,968	607,187
Visa, Inc., Class A	3,103	590,811
		2,321,647
Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	6,471	623,351

Machinery — 8.3%
Cummins, Inc.	3,018	583,259
IDEX Corp.	3,298	543,576
Illinois Tool Works, Inc.	3,078	569,399
Nordson Corp.	3,173	614,388
Xylem, Inc.	7,228	527,500
		2,838,122
Personal Products — 1.6%
Estee Lauder Cos., Inc. (The), Class A	2,824	557,853

Pharmaceuticals — 7.1%
Eli Lilly & Co.	4,516	678,709
Johnson & Johnson	3,805	554,617
Merck & Co., Inc.	5,987	480,397
Zoetis, Inc.	4,626	701,672
		2,415,395
Semiconductors & Semiconductor Equipment — 5.9%
KLA Corp.	3,279	655,243
Skyworks Solutions, Inc.	5,310	773,030
Texas Instruments, Inc.	4,584	584,689
		2,012,962
Software — 4.2%
Intuit, Inc.	2,199	673,708
Microsoft Corp.	3,642	746,646
		1,420,354
Specialty Retail — 4.6%
Home Depot, Inc. (The)	2,522	669,566
Ross Stores, Inc.	4,943	443,239
TJX Cos., Inc. (The)	8,925	464,010
		1,576,815
Textiles, Apparel & Luxury Goods — 1.6%
NIKE, Inc., Class B	5,613	547,885

Trading Companies & Distributors — 3.8%
Fastenal Co.	15,090	709,833
W.W. Grainger, Inc.	1,739	593,921
		1,303,754
Total Common Stocks
(Cost $26,646,693)		33,990,079

Money Markets — 0.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.19%(a)
(Cost $97,618)	97,618	97,618

Total Investments — 100.0%
(Cost $26,744,311)		34,087,697
Liabilities in Excess of Other Assets — (0.0)%(b)		(8,301)
Net Assets — 100.0%		$34,079,396

(a)	Reflects the 7-day yield at July 31, 2020.
(b)	Rounds to less than 0.1%.

Schedule of Investments

Reality Shares DIVCON Leaders Dividend ETF

July 31, 2020 (Unaudited) (continued)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Valuation Measurement

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of July 31, 2020.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$33,990,079	$–	$–	$33,990,079
Money Markets	97,618	–	–	97,618
Total Assets	$34,087,697	$–	$–	$34,087,697

* See the Schedule of Investments for breakout by security category.